Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Bottom of range
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 6.64	$ 2.84
Exercise price (in Dollars per share)	$ 6.6	$ 5.25
Expected dividend yield
Risk free interest rate	2.60%	2.91%
Expected life	2 years	2 years
Expected volatility	119.00%	66.00%
Top of range
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 22.75	$ 72.15
Exercise price (in Dollars per share)	$ 24.5	$ 97.5
Expected dividend yield
Risk free interest rate	2.77%	4.20%
Expected life	5 years	2 years
Expected volatility	136.00%	103.00%